Registration No. 333-160328

Investment Company Act File No. 811-21677

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 832-3232

(Area Code and Telephone Number)

280 PARK AVENUE

NEW YORK, NEW YORK 10017

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

Tina M. Payne, Esq.

Cohen & Steers, Inc.

280 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

copy to:

Janna Manes, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registrant’s Registration Statement on Form N-14 (File No. 333-160328), filed with the Securities and Exchange Commission (the “SEC”) on June 30, 2009, the definitive versions of which were filed with the SEC on August 12, 2009, pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15	Indemnification.

It is the Registrant’s policy to indemnify its Directors and officers to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant’s Articles of Incorporation and Article VIII, of the Registrant’s By-Laws. The liability of the Registrant’s Directors and officers is dealt with in Article EIGHTH of Registrant’s Articles of Incorporation. The liability of Cohen & Steers Capital Management, Inc. (the “Advisor”), for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Investment Advisory Agreement. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement. The liability of Cohen & Steers Securities, LLC, the Registrant’s distributor, for any loss suffered by the Registrant or its shareholders is set forth in Section 8 of each of the Underwriter Agreement and Distribution Agreement.

Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16	Exhibits.

(1)(a)	Registrant’s Articles of Incorporation are incorporated by reference to Exhibit 23(a)(i) of the Registrant’s Registration Statement on Form N-1A (File No. 333-120705) (the “Registration Statement”), filed November 23, 2004.

(1)(b)	Registrant’s Articles of Amendment are incorporated by reference to Exhibit 23(a)(ii) of Pre-Effective Amendment No. 1 to the Registration Statement, filed March 4, 2005.

(1)(c)	Registrant’s Articles Supplementary are incorporated by reference to Exhibit (1)(c) of the Registrant’s Registration Statement on Form N-14 (333-160328) filed June 30, 2009.

(2)	Registrant’s By-Laws are incorporated by reference to Exhibit 23(b) of the Registration Statement filed November 23, 2004.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (333-160328) filed June 30, 2009.

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Form of Investment Advisory Agreement is incorporated by reference to Exhibit 23(d)(i) of Pre-Effective Amendment No. 1 to the Registration Statement, filed March 4, 2005.

(6)(b)	Form of Subadvisory Agreement with Cohen & Steers Europe S.A. is incorporated by reference to Exhibit 23(d)(ii) of Pre-Effective Amendment No. 1 to the Registration Statement, filed March 4, 2005.

(6)(c)	Form of Subadvisory Agreement with Cohen & Steers UK Limited is incorporated by reference to Exhibit 23(d)(iii) of Post-Effective Amendment No. 1 to the Registration Statement, filed April 30, 2007.

(6)(d)	Form of Subadvisory Agreement with Cohen & Steers Asia Limited is incorporated by reference to Exhibit 23(d)(iv) of Post-Effective Amendment No. 1 to the Registration Statement, filed April 30, 2007.

(7)(a)	Form of Underwriting Agreement (Class A, Class B and Class C shares) is incorporated by reference to Exhibit 23(e)(i) of Pre-Effective Amendment No. 1 to the Registration Statement, filed March 4, 2005.

(7)(b)	Form of Distribution Agreement (Class I shares only) is incorporated by reference to Exhibit 23(e)(ii) of Pre-Effective Amendment No. 1 to the Registration Statement, filed March 4, 2005.

(8)	Not Applicable.

(9)(a)	Form of Master Custodian Agreement is incorporated by reference to Exhibit 23(g) of Pre-Effective Amendment No. 1 to the Registration Statement, filed March 4, 2005.

(10)(a)	Distribution (Rule 12b-1) Plan is incorporated by reference to Exhibit 23(m) of Pre-Effective Amendment No. 1 to the Registration Statement, filed March 5, 2004.

(10)(b)	Multiple Class Plan (Rule 18f-3 Plan) is incorporated by reference to Exhibit 23(n) of Pre-Effective Amendment No. 1 to the Registration Statement, filed March 4, 2005.

(11)(a)	Opinion and Consent of Stroock & Stroock & Lavan LLP is incorporated by reference to Exhibit (11)(a) of the Registrant’s Registration Statement on Form N-14 (333-160328) filed June 30, 2009.

(11)(b)	Opinion and Consent of Venable LLP is incorporated by reference to Exhibit (11)(b) of the Registrant’s Registration Statement on Form N-14 (333-160328) filed June 30, 2009.

(12)	Opinion and consent of counsel regarding tax matters for the Registrant.*

(13)(a)	Form of Transfer Agency and Service Agreement is incorporated by reference to Exhibit 23(h)(iii) of Pre-Effective Amendment No. 1 to the Registration Statement, filed March 4, 2005.

(13)(b)	Form of Amended and Restated Administration Agreement between the Fund and the Advisor is incorporated by reference to Exhibit 23(h)(i) of Post-Effective Amendment No. 4 to the Registration Statement, filed April 30, 2009.

(13)(c)	Form of Sub-Administration Agreement between the Fund and State Street Bank and Trust Company is incorporated by reference to Exhibit 23(h)(ii) of Post-Effective Amendment No. 4 to the Registration Statement, filed April 30, 2009.

(14)	Consent of Independent Registered Public Accounting Firm is incorporated by reference to Exhibit (14) of the Registrant’s Registration Statement on Form N-14 (333-160328) filed June 30, 2009.

(15)	Not Applicable.

(16)	Power of Attorney is incorporated by reference to Exhibit (16) of the Registrant’s Registration Statement on Form N-14 (333-160328) filed June 30, 2009.

(17)(a)	Form of Proxy is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (333-160328) filed June 30, 2009.

(17)(b)	The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed April 30, 2009 (File No. 333-120705).

*	Filed herewith.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 25th day of September, 2009.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/S/ ADAM M. DERECHIN
Adam M. Derechin, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/S/ ADAM M. DERECHIN (Adam M. Derechin)	President and Chief Executive Officer (Principal Executive Officer)	September 25, 2009

/S/ JAMES GIALLANZA (James Giallanza)	Treasurer (Principal Financial and Accounting Officer)	September 25, 2009

/S/ MARTIN COHEN (Martin Cohen)	Co-Chairman and Director	September 25, 2009

/S/ ROBERT STEERS (Robert Steers)	Co-Chairman and Director	September 25, 2009

/S/ * (Bonnie Cohen)	Director	September 25, 2009

/S/ * (George Grossman)	Director	September 25, 2009

/S/ * (Richard E. Kroon)	Director	September 25, 2009

/S/ * (Richard J. Norman)	Director	September 25, 2009

/S/ * (Frank K. Ross)	Director	September 25, 2009

/S/ * (Willard H. Smith Jr.)	Director	September 25, 2009

/S/ * (C. Edward Ward, Jr.)	Director	September 25, 2009

*By:	/S/ TINA M. PAYNE, ESQ.
Tina M. Payne, Attorney-in-Fact

Exhibit Index

(12)	Opinion and consent of counsel regarding tax matters.